JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
Shares Security Description Value
Common Stock - 95.8%
Australia - 3.8%
85,100 Mirvac Group REIT $ 161,167
133,700 Vicinity Centres Re, Ltd. REIT 161,935
323,102
Belgium - 2.7%
903 VGP NV 129,042
2,954 Warehouses de Pauw CVA REIT 100,072
229,114
China - 3.4%
49,000 China Overseas Land & Investment, Ltd. 119,228
38,000 China Resources Land, Ltd. 164,726
283,954
France - 1.5%
820 Gecina SA REIT 124,517
Germany - 5.8%
5,190 ADLER Group SA
(a)
150,067
4,922 Vonovia SE 337,477
487,544
Hong Kong - 5.9%
79,000 Hang Lung Properties, Ltd. 195,893
59,797 Kerry Properties, Ltd. 153,060
29,204 New World Development Co., Ltd. 148,072
497,025
Japan - 7.6%
8,000 Mitsui Fudosan Co., Ltd. 167,165
49 Nippon Prologis REIT, Inc. 153,712
6,000 Sumitomo Realty & Development Co., Ltd. 195,689
26,200 Tokyu Fudosan Holdings Corp. 126,985
643,551
Netherlands - 1.0%
1,190 Unibail-Rodamco-Westfield REIT 84,460
Singapore - 2.8%
33,000 Ascendas Real Estate Investment Trust
REIT 73,079
29,000 UOL Group, Ltd. 159,363
232,442
Spain - 2.3%
6,680 Arima Real Estate SOCIMI SA REIT
(b)
63,746
13,825 Merlin Properties Socimi SA REIT 127,064
190,810
Sweden - 1.8%
9,580 Fabege AB 150,342
United Kingdom - 4.3%
11,564 Great Portland Estates PLC REIT 99,067
7,100 Segro PLC REIT 86,324
8,723 Shaftesbury PLC REIT 61,518
9,050 The UNITE Group PLC REIT
(b)
119,383
366,292
United States - 52.9%
4,150 Agree Realty Corp. REIT 273,485
8,980 American Homes 4 Rent, Class A REIT 257,906
4,660 Americold Realty Trust REIT 159,046
1,380 Boston Properties, Inc. REIT 135,461
6,740 CareTrust REIT, Inc. 130,958
4,437 Cousins Properties, Inc. REIT 148,240
2,410 CyrusOne, Inc. REIT 168,483
3,520 Douglas Emmett, Inc. REIT 109,014
390 Equinix, Inc. REIT 272,138
3,040 Equity LifeStyle Properties, Inc. REIT 178,114
4,050 Equity Residential REIT 234,576
1,640 Extra Space Storage, Inc. REIT 184,877
2,740 Healthcare Realty Trust, Inc. REIT 80,830
12,780 Kimco Realty Corp. REIT 184,543
Shares Security Description Value
United States - 52.9% (continued)
1,200 Life Storage, Inc. REIT $ 131,664
2,810 Mid-America Apartment Communities,
Inc. REIT 354,510
1,820 National Health Investors, Inc. REIT 117,681
3,780 National Retail Properties, Inc. REIT 142,506
2,210 Prologis, Inc. REIT 221,111
2,025 Regency Centers Corp. REIT 92,300
380 SBA Communications Corp. REIT 109,128
1,530 Simon Property Group, Inc. REIT 126,332
24,310 Summit Hotel Properties, Inc. REIT 211,254
720 Sun Communities, Inc. REIT 100,080
5,680 Terreno Realty Corp. REIT 329,099
4,453,336
Total Common Stock (Cost $7,396,938) 8,066,489
Investments, at value - 95.8% (Cost $7,396,938) $ 8,066,489
Other Assets & Liabilities, Net - 4.2% 349,338
Net Assets - 100.0% $ 8,415,827
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $150,067 or 1.8% of net assets.
(b) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 8,066,489
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 8,066,489

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2020
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.